Note 10 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2019	$ 63,611
2020	56,875
2021	53,574
2022	50,963
2023	$ 43,482